Transactions with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions with Related Parties

3. Transactions with Related Parties:

The Company uses the services of Maritime (see Note 1 for its full legal name and the nature of its relationship with the Company), a tanker ship management company with its principal office in Greece and an office in the U.S.A. Maritime is engaged under separate management agreements directly by the Company’s respective subsidiaries to provide a wide range of shipping services, including but not limited to, chartering, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Maritime charges a fee payable by each subsidiary of $325 per day per vessel (the initial base rate) while the vessel is in operation including any pool arrangements and $450 per day per vessel (the initial base rate) while the vessel is under construction, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Maritime charges the Company a commission rate of 1.25% on all charter agreements arranged by Maritime, and 1% of the price of any vessel sale. Maritime also provides administrative services to the Company, such as executive, financial, accounting and other administrative services, including to the Company’s dry bulk Joint Ventures for which it is paid $150 per day/ per vessel.

The management agreements for the vessels had an initial term of five years. For the Pyxis Theta, the base term expired on December 31, 2017, and the agreement was automatically renewed for consecutive five-year periods, unless terminated by either party upon three months’ notice. For the Pyxis Karteria and the Pyxis Lamda, the base term expire on December 31, 2026.

Maritime also provides administrative services to the Company, which include, among other, the provision of the services of the Company’s Chief Executive Officer, Chief Financial Officer, General Counsel and Corporate Secretary, Chief Operating Officer, one or more internal auditor(s) and a secretary, as well as the use of office space in Maritime’s premises through a Head Management Agreement (the “Head Management Agreement”). The Head Management Agreement with Maritime commenced on March 23, 2015 and continued through March 23, 2020. Following the initial expiration date and the first 5-year period extension ended March 23, 2025, the Head Management Agreement was automatically renewed for a five-year period (unless terminated by either party on 90 days’ notice) ending March 23, 2030. Under the Head Management Agreement, the Company pays Maritime a fixed fee of $1,600 annually (the initial base rate) (the “Administration Fees”). In the event of a change of control of the Company during the management period or within 12 months after the early termination of the Head Management Agreement, then the Company will pay to Maritime an amount equal to 2.5 times the then annual Administration Fees. Pursuant to the amendment of this agreement on March 18, 2020, in the event of such change of control and termination, the Company shall also pay to Maritime an amount equal to 12 months of the then daily Ship-management Fees.

The Ship-management Fees and the Administration Fees are adjusted annually according to the official inflation rate in Greece or such other country where Maritime was headquartered during the preceding year. On August 9, 2016, the Company amended the Head Management Agreement with Maritime to provide that in the event that the official inflation rate for any calendar year is deflationary, no adjustment shall be made to the Ship-management Fees and the Administration Fees, which will remain, for the particular calendar year, as per the previous calendar year.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

3. Transactions with Related Parties: – Continued:

Accordingly, the ship management fees and administration fees have been adjusted from the initial base rates described above, as follows: Effective January 1, 2023, following the average inflation rate in Greece of 9.65% in 2022, ship management fees and administration fees were adjusted to $368 per day per vessel and $1.8 million per annum, respectively. Effective January 1, 2024, following the average inflation rate in Greece of 3.5% in 2023, ship management fees and administration fees were adjusted to $381 per day per vessel and $1.9 million per annum, respectively. Effective January 1, 2025, following the average inflation rate in Greece of 2.74% in 2024, ship management fees and administration fees were adjusted to $391 per day per vessel and $1.9 million per annum, respectively. In addition, during 2025, the Company paid Maritime a one-time bonus of $3.0 million in respect of prior years’ performance, which was approved in June 2025, and no commitment to pay such bonus existed during the year ended December 31, 2024. The respective amount was included in general and administrative expenses in the accompanying Consolidated Statements of Comprehensive Income. No such payments were made during the years ended December 31, 2023 and 2024.

The Company uses the services of Konkar Agencies (see Note 1 for its full legal name and the nature of its relationship with the Company), a dry-bulk ship management company with its principal office in Greece. Konkar Agencies is engaged under separate management agreements directly by the Company’s respective ship-owning companies to provide a wide range of shipping services, including, but not limited to, chartering, technical, sale and purchase, insurance, operations and dry-docking and construction supervision, all provided at a fixed daily fee per vessel. For the ship management services, Konkar Agencies charges a fee payable by each subsidiary of $850 per day per vessel while the vessel is in operation including any pool arrangements, as well as an additional daily fee (which is dependent on the seniority of the personnel) to cover the cost of engineers employed to conduct the supervision of the newbuilding (collectively the “Ship-management Fees”). In addition, Konkar Agencies charges the Company a commission rate of 1.25% on all charter agreements arranged by Konkar Agencies. The management agreements for the Konkar Ormi, Konkar Asteri and Konkar Venture have an initial term of five years and expire in September 2029, February 2030 and June 2030, respectively. The management agreements will automatically be renewed for consecutive five year periods, or until terminated by either party on three months’ notice. Fees are adjusted annually according to the official inflation rate in Greece (effective January 1 of each year).

The following amounts were charged by Maritime pursuant to the head management and ship management agreements and by Konkar Agencies pursuant to the ship management agreements with the ship-owning company of vessels Konkar Ormi, Konkar Asteri and Konkar Venture and are included in the accompanying Consolidated Statements of Comprehensive Income:

	Year ended December 31,
	2023	2024	2025
Included in Voyage related costs and commissions
Charter hire commissions	$575	$644	$486

Included in Management fees, related parties
Ship-management Fees	728	1,177	1,384

Included in General and administrative expenses
Administration Fees	1,812	1,958	2,036

Total	$3,115	$3,779	$3,906

As of December 31, 2024 and 2025, there was a balance due to Maritime of $908 and $242, respectively. Further, as of December 31, 2024 and 2025, there was a balance due to Konkar Agencies of $65 and $1,443, respectively. Relevant balances are reflected in Due to related parties, in the accompanying Consolidated Balance Sheets. The balances with Maritime and Konkar Agencies are non-interest bearing and have no stated maturity.

Further, the Company had an amended and restated Promissory Note in favor of Maritime Investors Corp. (“MIC”), originally issued in connection with the 2015 merger and further amended in December 2021 in connection with the acquisition of the Pyxis Lamda. The remaining outstanding balance was fully repaid on March 14, 2023. Interest charged on the related party Promissory Note for the years ended December 31, 2023, 2024 and 2025 amounted to $69, nil and nil, respectively, and is included in Interest and finance costs (see Note 14) in the accompanying Consolidated Statements of Comprehensive Income.

PYXIS TANKERS INC.

Notes to the Consolidated Financial Statements

December 31, 2024 and 2025

(Expressed in thousands of U.S. dollars, except for share

3. Transactions with Related Parties: – Continued:

During 2023 and 2024, the Company entered into dry-bulk joint venture transactions with entities related to the Company’s Chairman and Chief Executive Officer, including the acquisition of the Konkar Ormi in 2023 and the acquisition of the Konkar Venture in 2024, the latter of which included cash consideration and the issuance of restricted common shares to the related party seller. For additional information, see Notes 2(a), 2(ac), 5, 8 and 9. No amounts were due to or due from related parties in connection with these transactions as of December 31, 2024 and December 31, 2025.